Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 14,113	¥ 15,750
Fair value	134	164
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	9,551	9,201
Fair value	68	59
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	4,561	6,549
Fair value	65	106
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	16,318	18,097
Fair value	¥ (92)	¥ (129)